Common and preferred shares and other equity instruments - Schedule of Common Shares Issued (Detail) $ in Millions		12 Months Ended
		Oct. 31, 2024 CAD ($) shares	Oct. 31, 2023 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of year	[1]	$ 53,163
Balance at end of year		$ 59,007	$ 53,163	[1]
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares		931,098,941	906,040,097
Equity-settled share-based compensation plans | shares		2,593,751	548,516
Shareholder investment plan, Number of shares | shares		10,986,157	21,455,322
Employee share purchase plan, Number of shares | shares		2,626,726	3,081,055
Number of shares issued, Number of shares | shares		947,305,575	931,124,990
Purchase of common shares for cancellation, Number of shares | shares		(5,000,000)
Treasury shares, Number of shares | shares		(10,977)	(26,049)
Ending balance, Number of shares | shares		942,294,598	931,098,941
Balance at beginning of year	[1]	$ 16,082	$ 14,726
Equity-settled share-based compensation plans		148	27
Shareholder investment plan, Amount		698	1,155
Employee share purchase plan, Amount		173	176
Number of shares issued, Amount		17,101	16,084
Purchase of common shares for cancellation, Amount		(90)
Treasury shares, Amount	[1]		(2)
Balance at end of year		$ 17,011	$ 16,082	[1]

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.